Defiance Next Gen Connectivity ETF
Schedule of Investments
September 30, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 15.7%
199,379	Altice USA, Inc. - Class A (a)	$4,131,133
1,309,587	AT&T, Inc.	35,371,945
282,766	BCE, Inc.	14,155,266
35,644	Charter Communications, Inc. - Class A (a)(b)	25,933,149
437,409	KT Corporation - ADR	5,957,511
447,403	Lumen Technologies, Inc. (b)	5,543,323
648,738	Orange SA - ADR (b)	7,025,833
135,696	Rogers Communications, Inc. - Class B	6,328,861
211,065	SK Telecom Company, Ltd. - ADR	6,353,056
1,756,743	Telefonica SA - ADR	8,274,260
205,579	T-Mobile US, Inc. (a)	26,264,773
665,926	Verizon Communications, Inc.	35,966,663
849,174	Vodafone Group plc - ADR (b)	13,119,738
		194,425,511
	Consumer Discretionary - 1.0%
3,860	Amazon.com, Inc. (a)	12,680,254
	Industrials - 0.5%
204,108	Maxar Technologies, Inc. (b)	5,780,339
	Information Technology - 73.6% (c)
622,287	A10 Networks, Inc. (a)(b)	8,388,429
308,545	ADTRAN, Inc.	5,788,304
791,877	Advanced Micro Devices, Inc. (a)	81,484,143
324,631	Airgain, Inc. (a)(b)	4,093,597
306,145	Akamai Technologies, Inc. (a)	32,019,706
628,384	Akoustis Technologies, Inc. (a)	6,095,325
255,498	Amdocs, Ltd.	19,343,754
416,107	Analog Devices, Inc.	69,689,600
99,613	Apple, Inc.	14,095,239
35,204	Arista Networks, Inc. (a)(b)	12,097,503
27,296	Broadcom, Inc.	13,236,649
156,165	Calix, Inc. (a)	7,719,236
133,769	Cambium Networks Corporation (a)	4,841,100
715,865	Casa Systems, Inc. (a)	4,853,565
1,728,975	Ceragon Networks, Ltd. (a)	6,034,123
149,525	CEVA, Inc. (a)(b)	6,380,232
290,697	Ciena Corporation (a)(b)	14,927,291
234,427	Cisco Systems, Inc.	12,759,862
158,123	Clearfield, Inc. (a)	6,981,130
317,738	CommScope Holding Company, Inc. (a)	4,318,059
289,648	Comtech Telecommunications Corporation (b)	7,417,885
207,630	Corning, Inc.	7,576,419
148,271	CSG Systems International, Inc.	7,146,662
171,533	CTS Corporation (b)	5,302,085
121,813	Dell Technologies, Inc. - Class C (a)	12,673,424
319,123	DZS, Inc. (a)	3,912,448
639,154	EMCORE Corporation (a)(b)	4,780,872
573,677	Extreme Networks, Inc. (a)	5,650,718
104,976	F5 Networks, Inc. (a)(b)	20,867,129
89,801	GDS Holdings, Ltd. - ADR (a)(b)	5,083,635
739,897	Hewlett Packard Enterprise Company (b)	10,543,532
92,623	II-VI, Inc. (a)(b)	5,498,101
619,350	Infinera Corporation (a)(b)	5,152,992
630,886	Inseego Corporation (a)(b)	4,201,701
222,171	Intel Corporation	11,837,271
88,116	InterDigital, Inc.	5,976,027
32,629	IPG Photonics Corporation (a)(b)	5,168,434
311,995	Juniper Networks, Inc.	8,586,102
258,495	Keysight Technologies, Inc. (a)	42,468,144
164,647	Lattice Semiconductor Corporation (a)	10,644,429
1,979,893	Limelight Networks, Inc. (a)(b)	4,712,145
81,455	Lumentum Holdings, Inc. (a)(b)	6,804,751
113,698	MACOM Technology Solutions Holdings, Inc. (a)(b)	7,375,589
511,699	Marvell Technology, Inc.	30,860,567
176,967	MaxLinear, Inc. (a)	8,715,625
186,932	National Instruments Corporation	7,333,342
598,826	NeoPhotonics Corporation (a)(b)	5,215,774
214,607	NetScout Systems, Inc. (a)	5,783,659
5,708,009	Nokia Corporation - ADR (a)	31,108,649
72,955	NVIDIA Corporation	15,113,358
207,803	NXP Semiconductors NV	40,702,374
98,177	Qorvo, Inc. (a)	16,414,213
476,474	QUALCOMM, Inc.	61,455,616
216,916	Radware, Ltd. (a)	7,314,408
1,689,667	Resonant, Inc. (a)(b)	4,088,994
806,280	Ribbon Communications, Inc. (a)(b)	4,821,554
403,093	Sierra Wireless, Inc. (a)	6,247,941
147,703	Silicom, Ltd. (a)	6,388,155
142,185	Skyworks Solutions, Inc.	23,429,244
3,108,751	Telefonaktiebolaget LM Ericsson - ADR	34,818,011
21,242	Ubiquiti, Inc. (b)	6,344,348
397,240	Viavi Solutions, Inc. (a)	6,252,558
67,299	VMware, Inc. - Class A (a)(b)	10,007,361
211,729	Xilinx, Inc.	31,968,962
		908,912,055
	Real Estate - 9.0%
124,702	American Tower Corporation	33,097,158
47,982	CoreSite Realty Corporation	6,647,426
118,765	Crown Castle International Corporation	20,584,350
81,431	CyrusOne, Inc.	6,303,574
55,132	Digital Realty Trust, Inc. (b)	7,963,817
24,616	Equinix, Inc.	19,449,840
28,170	SBA Communications Corporation	9,312,157
584,402	Uniti Group, Inc.	7,229,053
		110,587,375
	TOTAL COMMON STOCKS (Cost $1,077,468,072)	1,232,385,534

	SHORT-TERM INVESTMENTS - 0.1%
1,081,350	First American Government Obligations Fund - Class X, 0.03% (d)	1,081,350
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,081,350)	1,081,350
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.1%
137,276,677	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (d)(e)	137,276,677
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $137,276,677)	137,276,677

	TOTAL INVESTMENTS - 111.0% (Cost $1,215,826,099)	1,370,743,561
	Liabilities in Excess of Other Assets - (11.0)%	(136,357,481)
	NET ASSETS - 100.0%	$1,234,386,080

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of September 30, 2021. The total value of securities on loan is $132,020,357.
(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Rate shown is the annualized seven-day yield as of September 30, 2021.
(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,232,385,534	$-	$-	$1,232,385,534
Short-Term Investments	1,081,350	-	-	1,081,350
Investments Purchased with Proceeds from Securities Lending	-	137,276,677	-	137,276,677
Total Investments in Securities	$1,233,466,884	$137,276,677	$-	$1,370,743,561
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended September 30, 2021, the Fund did not recognize any transfers to or from Level 3.